SCHEDULE I - CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
SCHEDULE I-CONDENSED FINANCIAL INFORMATION
SCHEDULE I - CONDENSED FINANCIAL INFORMATION

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
Assets:
Cash and cash equivalents	23,974	23,160	3,262
Prepaid expenses and other assets	2,411	—	—
Amounts due from its subsidiaries and the consolidated VIEs	1,397,591	1,350,493	190,213
Available-for-sale investments	48,911	29,615	4,171
Investments in its subsidiaries and the consolidated VIEs	4,572,152	6,689,748	942,231

Total assets	6,045,039	8,093,016	1,139,877
Liabilities:
Accrued expenses and other liabilities	14,226	7,467	1,052

Total liabilities	14,226	7,467	1,052
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 199,299,342 and 200,648,440 shares issued as of December 31, 2022 and 2023, respectively; 178,577,768 and 174,706,968 shares outstanding as of December 31, 2022 and 2023, respectively)	129	130	18
Treasury stock (2,161,574 and 7,381,472 shares as of December 31, 2022 and 2023, respectively)	(46,734)	(94,851)	(13,359)
Additional paid-in capital	5,160,783	5,171,232	728,353
Accumulated other comprehensive income	7,765	23,669	3,333
Retained earnings	908,870	2,985,369	420,480

Total equity	6,030,813	8,085,549	1,138,825

Total liabilities and equity	6,045,039	8,093,016	1,139,877

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating expenses	(39,311)	(44,655)	(27,675)	(3,898)
Interest income/(expenses)	2,399	1,833	(12,982)	(1,829)
Non-operating (expense)/income, net	(1)	(39)	1,178	166

Share of income of its subsidiaries and the consolidated VIEs	1,069,897	1,237,732	2,119,676	298,551

Net income	1,032,984	1,194,871	2,080,197	292,990

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net income	1,032,984	1,194,871	2,080,197	292,990

Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	(3,193)	8,563	(1,909)	(269)
Unrealized (loss)/gain on available-for-sale investments	(2,362)	(12,351)	17,813	2,509

Comprehensive income	1,027,429	1,191,083	2,096,101	295,230

YIREN DIGITAL LTD.

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share and per share data, or otherwise noted)

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net cash used in operating activities	(10,040)	(22,907)	(25,459)	(3,586)

Cash Flows from Investing Activities:
Amounts due from/to its subsidiaries, the consolidated VIEs and related parties	(11,879)	9,766	49,654	6,993
Purchase of available-for-sale investments	(34,234)	—	—	—
Proceeds on disposal of available-for-sale investments	14,942	33,215	22,682	3,195

Net cash (used in)/provided by investing activities	(31,171)	42,981	72,336	10,188
Cash Flows from Financing Activities:
Repurchase of ordinary shares	(2,750)	(3,837)	(48,117)	(6,777)

Net cash used in financing activities	(2,750)	(3,837)	(48,117)	(6,777)

Effect of foreign exchange rate changes	(588)	1,273	426	60

Net (decrease)/increase in cash and cash equivalents	(44,549)	17,510	(814)	(115)
Cash and cash equivalents, beginning of year	51,013	6,464	23,974	3,377

Cash and cash equivalents, end of year	6,464	23,974	23,160	3,262

YIREN DIGITAL LTD.

SCHEDULE I-NOTES TO THE CONDENSED FINANCIAL INFORMATION

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.

2.	INVESTMENTS IN SUBSIDIARIES AND THE CONSOLIDATED VIES

The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries are reported as shares of income/(loss) of its subsidiaries and the consolidated VIEs and the consolidated VIEs’ subsidiaries in the condensed financial information to the Parent Company.

3.	AMOUNTS DUE FROM ITS SUBSIDIARIES AND THE CONSOLIDATED VIES

As of December 31, 2022 and 2023, the amounts mainly represent receivables from Creditease Puhui for the disposal of subsidiaries.